Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Jan. 27, 2022 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 CNY (¥)	Apr. 27, 2022 CNY (¥)	Apr. 27, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Litigations and customs tax guarantee		$ 2,000
Patent license agreements and development contracts of intellectual property, contract amount		3,300
Royalties and development fees not yet recognized		1,100
Construction contracts, amount		69,200
Construction contracts not yet recognized		42,000
Final Decision By The Authority [Member] | Micron Technology [Member] | Intellecutal Property And Commercial Court [Member]
Disclosure of contingent liabilities [line items]
Amount of fine	$ 20
Probation period	2 years
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥			¥ 8,300
Financial liability recognized in other financial liabilities, current and other noncurrent liabilities for the purchase from the other investors of their investments | ¥			¥ 4,900
Investments commitment in subsidiaries by entity				¥ 4,120	$ 660
Additional Investment commitment by entity subsidiary				740	$ 120
Cumulative investment commitment in subsidiary by group | ¥				¥ 4,900
Percentage Of Investment In Subsidiary For The First Time				60.00%	60.00%
Percentage Of Investment In Subsidiary For The Second Time				20.00%	20.00%
Percentage Of Investment In Subsidiary For The Third Time				20.00%	20.00%
Machinery and equipment [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit for importing machinery and equipment		$ 1,200